Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net

	As of December 31, (in thousands)
	2015	2016
Accounts receivable	$69,133	$48,568
Allowance for doubtful accounts:
Balance at the beginning of year	(2,414)	(1,174)
Additional provision for bad debt, net of recoveries	(582)	(1,615)
Write-offs	1,822	1,371
Balance at the end of year	(1,174)	(1,418)

Net Book Value	$67,959	$47,150